Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 11,220	$ 2,584
Recoverable amount of asset or cash-generating unit	6,204
Increase (Decrease) In Impairment of Property, Plant, And Equipment Attributable To 1% Increase In Discount Rate	599,000,000
Increase (Decrease) In Impairment of Property, Plant, And Equipment Attributable To 1% Decrease In Discount Rate	(687,000,000)
Increase (Decrease) In Impairment of Property, Plant, And Equipment Attributable To 5% Increase In Forward Price	(1,511,000,000)
Increase (Decrease) In Impairment of Property, Plant, And Equipment Attributable To 5% Decrease In Forward Price	1,530,000,000
Income from reimbursements under insurance policies	85,000,000	630
PPE, not subject to depletion, depreciation and amortization	2,000,000,000.0	$ 6,800,000,000
Cash Generating Unit, Forecasted Price increase after Year 5	$ 2
Discount rate used in current measurement of fair value less costs of disposal	1200.00%	1000.00%	1200.00%
Operating Segments, Integrated Corridor [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 7,527,000,000
Operating Segments, Offshore [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	3,104,000,000
White Rose CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,854,000,000
Terra Nova CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	250,000,000
Western Texas Intermediate
Property, plant and equipment [abstract]
Cash Generating Unit, Forecasted Price, Year 1			$ 47.17
Cash Generating Unit, Forecasted Price, Year 2			50.17
Cash Generating Unit, Forecasted Price, Year 3			53.17
Cash Generating Unit, Forecasted Price, Year 4			54.97
Cash Generating Unit, Forecasted Price, Year 5			56.07
Brent Crude
Property, plant and equipment [abstract]
Cash Generating Unit, Forecasted Price, Year 1			49.42
Cash Generating Unit, Forecasted Price, Year 2			52.85
Cash Generating Unit, Forecasted Price, Year 3			56.04
Cash Generating Unit, Forecasted Price, Year 4			57.87
Cash Generating Unit, Forecasted Price, Year 5			59.00
Edmonton Light
Property, plant and equipment [abstract]
Cash Generating Unit, Forecasted Price, Year 1	55.76
Cash Generating Unit, Forecasted Price, Year 2	59.89
Cash Generating Unit, Forecasted Price, Year 3	63.48
Cash Generating Unit, Forecasted Price, Year 4	65.76
Cash Generating Unit, Forecasted Price, Year 5	67.13
Alberta Energy Company
Property, plant and equipment [abstract]
Cash Generating Unit, Forecasted Price, Year 1	2.78
Cash Generating Unit, Forecasted Price, Year 2	2.70
Cash Generating Unit, Forecasted Price, Year 3	2.61
Cash Generating Unit, Forecasted Price, Year 4	2.65
Cash Generating Unit, Forecasted Price, Year 5	2.70
Chicago 3-2-1 Crack Spread
Property, plant and equipment [abstract]
Cash Generating Unit, Forecasted Price, Year 1			12.00
Cash Generating Unit, Forecasted Price, Year 2			14.00
Cash Generating Unit, Forecasted Price, Year 3			14.00
Cash Generating Unit, Forecasted Price, Year 4			16.00
Cash Generating Unit, Forecasted Price, Year 5			16.00
$USD/$CAD Foreign exchange rate
Property, plant and equipment [abstract]
Cash Generating Unit, Forecasted Price, Year 1			0.77
Cash Generating Unit, Forecasted Price, Year 2			0.77
Cash Generating Unit, Forecasted Price, Year 3			0.76
Cash Generating Unit, Forecasted Price, Year 4			0.76
Cash Generating Unit, Forecasted Price, Year 5			$ 0.76
Property, plant and equipment [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	8,945
Property, plant and equipment [member] | Operating Segments, Integrated Corridor [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	5,935,000,000
Property, plant and equipment [member] | Operating Segments, Offshore [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	3,010,000,000
Property, plant and equipment [member] | White Rose CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,760,000,000
Property, plant and equipment [member] | Terra Nova CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	250,000,000
Right-of-use assets [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	411	$ 165
Right-of-use assets [member] | Operating Segments, Integrated Corridor [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	317,000,000
Right-of-use assets [member] | Operating Segments, Offshore [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	94,000,000
Right-of-use assets [member] | White Rose CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	94,000,000
Right-of-use assets [member] | Terra Nova CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Goodwill
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	669,000,000	$ 0
Recoverable amount of asset or cash-generating unit	$ 0
Discount rate used in current measurement of fair value less costs of disposal	1200.00%	900.00%	1200.00%
Goodwill | Operating Segments, Integrated Corridor [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 669,000,000
Joint ventures [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	606
Recoverable amount of asset or cash-generating unit	$ 0
Discount rate used in current measurement of fair value less costs of disposal	1200.00%		1200.00%
Joint ventures [member] | Operating Segments, Integrated Corridor [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 606,000,000
Lloydminster Heavy Oil Value Chain [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,250,000,000
Lloydminster Heavy Oil Value Chain [Member] | Lloydminster heavy oil & gas
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	271,000,000
Lloydminster Heavy Oil Value Chain [Member] | Tucker
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	271,000,000
Lloydminster Heavy Oil Value Chain [Member] | Minnedosa Ethanol Plant
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	42,000,000
Lloydminster Heavy Oil Value Chain [Member] | Lloydminster Ethanol Plant
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	60,000,000
Lloydminster Heavy Oil Value Chain [Member] | Husky Midstream Limited Partnership
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	606,000,000
Lloydminster Heavy Oil Value Chain [Member] | Property, plant and equipment [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	640,000,000
Lloydminster Heavy Oil Value Chain [Member] | Property, plant and equipment [member] | Lloydminster heavy oil & gas
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	270,000,000
Lloydminster Heavy Oil Value Chain [Member] | Property, plant and equipment [member] | Tucker
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	271,000,000
Lloydminster Heavy Oil Value Chain [Member] | Property, plant and equipment [member] | Minnedosa Ethanol Plant
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	42,000,000
Lloydminster Heavy Oil Value Chain [Member] | Property, plant and equipment [member] | Lloydminster Ethanol Plant
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	57,000,000
Lloydminster Heavy Oil Value Chain [Member] | Property, plant and equipment [member] | Husky Midstream Limited Partnership
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Right-of-use assets [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	4,000,000
Lloydminster Heavy Oil Value Chain [Member] | Right-of-use assets [member] | Lloydminster heavy oil & gas
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,000,000
Lloydminster Heavy Oil Value Chain [Member] | Right-of-use assets [member] | Tucker
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Right-of-use assets [member] | Minnedosa Ethanol Plant
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Right-of-use assets [member] | Lloydminster Ethanol Plant
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	3,000,000
Lloydminster Heavy Oil Value Chain [Member] | Right-of-use assets [member] | Husky Midstream Limited Partnership
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Goodwill
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Goodwill | Lloydminster heavy oil & gas
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Goodwill | Tucker
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Goodwill | Minnedosa Ethanol Plant
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Goodwill | Lloydminster Ethanol Plant
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Goodwill | Husky Midstream Limited Partnership
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Joint ventures [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	606,000,000
Lloydminster Heavy Oil Value Chain [Member] | Joint ventures [member] | Lloydminster heavy oil & gas
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Joint ventures [member] | Tucker
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Joint ventures [member] | Minnedosa Ethanol Plant
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Joint ventures [member] | Lloydminster Ethanol Plant
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Lloydminster Heavy Oil Value Chain [Member] | Joint ventures [member] | Husky Midstream Limited Partnership
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	606,000,000
Western Canada Production [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	638,000,000
Western Canada Production [Member] | Northern Western Canada
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	519,000,000
Western Canada Production [Member] | Rainbow lake
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	119,000,000
Western Canada Production [Member] | Property, plant and equipment [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	636,000,000
Western Canada Production [Member] | Property, plant and equipment [member] | Northern Western Canada
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	517,000,000
Western Canada Production [Member] | Property, plant and equipment [member] | Rainbow lake
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	119,000,000
Western Canada Production [Member] | Right-of-use assets [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,000,000
Western Canada Production [Member] | Right-of-use assets [member] | Northern Western Canada
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,000,000
Western Canada Production [Member] | Right-of-use assets [member] | Rainbow lake
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Western Canada Production [Member] | Goodwill
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Western Canada Production [Member] | Goodwill | Northern Western Canada
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Western Canada Production [Member] | Goodwill | Rainbow lake
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Western Canada Production [Member] | Joint ventures [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Western Canada Production [Member] | Joint ventures [member] | Northern Western Canada
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Western Canada Production [Member] | Joint ventures [member] | Rainbow lake
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
U.S Refining [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	3,956,000,000
U.S Refining [Member] | Lima Refinery CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,922,000,000
U.S Refining [Member] | BP- HUSKY Toledo Refinery
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,668,000,000
U.S Refining [Member] | Superior Refinery [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	366,000,000
U.S Refining [Member] | Property, plant and equipment [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	3,231,000,000
U.S Refining [Member] | Property, plant and equipment [member] | Lima Refinery CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,203,000,000
U.S Refining [Member] | Property, plant and equipment [member] | BP- HUSKY Toledo Refinery
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,662,000,000
U.S Refining [Member] | Property, plant and equipment [member] | Superior Refinery [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	366,000,000
U.S Refining [Member] | Right-of-use assets [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	56,000,000
U.S Refining [Member] | Right-of-use assets [member] | Lima Refinery CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	50,000,000
U.S Refining [Member] | Right-of-use assets [member] | BP- HUSKY Toledo Refinery
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	6,000,000
U.S Refining [Member] | Right-of-use assets [member] | Superior Refinery [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
U.S Refining [Member] | Goodwill
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	669,000,000
U.S Refining [Member] | Goodwill | Lima Refinery CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	669,000,000
U.S Refining [Member] | Goodwill | BP- HUSKY Toledo Refinery
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
U.S Refining [Member] | Goodwill | Superior Refinery [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
U.S Refining [Member] | Joint ventures [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
U.S Refining [Member] | Joint ventures [member] | Lima Refinery CGU
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
U.S Refining [Member] | Joint ventures [member] | BP- HUSKY Toledo Refinery
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
U.S Refining [Member] | Joint ventures [member] | Superior Refinery [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Oil Sands [Member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,683,000,000
Oil Sands [Member] | Property, plant and equipment [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,428,000,000
Oil Sands [Member] | Right-of-use assets [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	255,000,000
Oil Sands [Member] | Goodwill
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Oil Sands [Member] | Joint ventures [member]
Property, plant and equipment [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 0